Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2023	Mar. 31, 2023
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment funds	¥ 76,593	¥ 51,263